Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

March 31, 2021

VIPIFF2025-QTLY-0521
1.830297.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	330,277	$15,407,445
VIP Equity-Income Portfolio Investor Class (a)	636,116	15,966,506
VIP Growth & Income Portfolio Investor Class (a)	758,535	18,242,759
VIP Growth Portfolio Investor Class (a)	169,069	15,785,995
VIP Mid Cap Portfolio Investor Class (a)	104,936	4,463,973
VIP Value Portfolio Investor Class (a)	643,584	11,706,794
VIP Value Strategies Portfolio Investor Class (a)	365,200	5,729,993
TOTAL DOMESTIC EQUITY FUNDS
(Cost $53,818,223)		87,303,465

International Equity Funds - 28.4%
VIP Emerging Markets Portfolio Investor Class (a)	2,521,620	36,992,168
VIP Overseas Portfolio Investor Class (a)	1,776,097	46,320,618
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $57,242,926)		83,312,786

Bond Funds - 36.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,715,218	18,644,415
Fidelity Long-Term Treasury Bond Index Fund (a)	532,409	7,315,305
VIP High Income Portfolio Investor Class (a)	1,119,245	5,876,037
VIP Investment Grade Bond Portfolio Investor Class (a)	5,683,708	76,275,356
TOTAL BOND FUNDS
(Cost $104,696,410)		108,111,113

Short-Term Funds - 5.1%
Fidelity Cash Central Fund 0.06% (b)	30,476	30,482
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	14,963,511	14,963,511
TOTAL SHORT-TERM FUNDS
(Cost $14,993,993)		14,993,993
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $230,751,552)		293,721,357
NET OTHER ASSETS (LIABILITIES) - 0.0%		901
NET ASSETS - 100%		$293,722,258

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6
Total	$6

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$18,095,023	$1,620,349	$787,668	$649	$(3,822)	$(279,467)	$18,644,415
Fidelity Long-Term Treasury Bond Index Fund	6,572,870	2,072,999	292,071	35,490	(27,583)	(1,010,910)	7,315,305
VIP Contrafund Portfolio Investor Class	14,969,137	1,360,603	520,840	727,788	(8,243)	(393,212)	15,407,445
VIP Emerging Markets Portfolio Investor Class	35,887,197	3,453,211	2,303,747	1,456,001	130,269	(174,762)	36,992,168
VIP Equity-Income Portfolio Investor Class	15,791,935	1,412,842	2,127,586	535,590	71,632	817,683	15,966,506
VIP Government Money Market Portfolio Investor Class 0.01%	14,664,676	1,099,069	800,234	353	--	--	14,963,511
VIP Growth & Income Portfolio Investor Class	17,994,303	1,630,281	2,813,525	557,481	215,919	1,215,781	18,242,759
VIP Growth Portfolio Investor Class	15,253,498	2,605,597	669,118	1,857,278	86,964	(1,490,946)	15,785,995
VIP High Income Portfolio Investor Class	5,691,373	364,215	157,565	48,353	(883)	(21,103)	5,876,037
VIP Investment Grade Bond Portfolio Investor Class	73,884,194	9,027,655	3,335,706	1,106,818	(71,781)	(3,229,006)	76,275,356
VIP Mid Cap Portfolio Investor Class	4,362,315	193,725	547,140	17,053	83,887	371,186	4,463,973
VIP Overseas Portfolio Investor Class	45,124,394	4,510,407	2,694,550	1,400,205	(41,155)	(578,478)	46,320,618
VIP Value Portfolio Investor Class	11,562,591	658,360	2,116,045	27,991	345,050	1,256,838	11,706,794
VIP Value Strategies Portfolio Investor Class	5,653,850	256,644	1,084,516	9,137	184,345	719,670	5,729,993
	285,507,356	30,265,957	20,250,311	7,780,187	964,599	(2,796,726)	293,690,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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